Convertible Notes Payable - Additional Information (Details) - USD ($)	1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2018	Dec. 31, 2016
Debt Instrument [Line Items]
Debt instrument, principal face amount							$ 4,500,000
Debt discount on senior notes							2,500,000
Loss on issuance of financial instrument				$ 1,714,000	$ 1,721,000	$ 2,826,000	2,826,000	$ 0
Fair value of warrants being reclassified from liability to equity					11,000		4,210,000
Loss on debt extinguishment					$ 0	$ 1,123,000	0	$ (9,613,000)
Notes payable maturity amount							$ 2,000,000
Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants				$ 7.00	$ 7.00		$ 7.00	$ 857,500		$ 197,225,000
Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants				$ 42.00	$ 42.00		7,000	$ 13,798,400,000		$ 13,798,400,000
June 2018 Series D Warrants [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants			6,005
Warrants expiration period			5 years
Warrants value			$ 5,100,000
Debt discount on senior notes			2,300,000
Loss on issuance of financial instrument			$ 2,800,000
June 2018 Series D Warrants [Member] | Minimum [Member]
Debt Instrument [Line Items]
Exercise price of warrants			$ 1,225
June 2018 Series D Warrants [Member] | Maximum [Member]
Debt Instrument [Line Items]
Exercise price of warrants			$ 2,800
June 2018 Pre-Funded Series D Warrants [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants	31,724		100,000
Exercise price of warrants			$ 7.00
Warrants expiration period			5 years
Warrants exercisable period		Jul. 20, 2018
Fair value of warrants being reclassified from liability to equity		$ 4,200,000
June 2018 Pre-Funded Series D Warrants [Member] | Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants			18,506
June Two Thousand Eighteen and July Two Thousand Eighteen Notes [Member]
Debt Instrument [Line Items]
Debt instrument, conversion price	$ 1,225
Percentage of subsequent financings used to repayment of notes payable	50.00%
Minimum percentage of change in cash flows	10.00%
Loss on debt extinguishment	$ 1,100,000
July Two Thousand Eighteen Pre Funded Series D Warrants
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants	22,640
July Two Thousand Eighteen Pre Funded Series D Warrants | Second Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Number of common shares issuable on cancellation of warrants		13,207
Senior Secured Convertible Notes
Debt Instrument [Line Items]
Interest rate									8.00%
Debt instrument, principal face amount									$ 9,400,000
Debt instrument, conversion price							$ 1,225
Debt instrument maturity start date					Dec. 31, 2018		Dec. 31, 2018
Debt instrument maturity end date					Mar. 31, 2021		Mar. 31, 2021
August 2018 Convertible Note [Member]
Debt Instrument [Line Items]
Notes payable maturity amount	$ 2,500